Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment

DECEMBER 31	2013	2012	Estimated life
Land and land improvements	$114.8	$119.3	n/a to 15
Machinery and equipment	3,199.2	3,030.1	3-8
Buildings	801.1	764.3	20-40
Construction in progress	253.2	213.7	n/a
Property, plant and equipment	$4,368.3	$4,127.4
Less accumulated depreciation	(3,032.1)	(2,894.6)
Net of depreciation	$1,336.2	$1,232.8

Depreciation Expense
DEPRECIATION INCLUDED IN	2013	2012	2011
Cost of sales	$237.2	$225.4	$221.0
Selling, general and administrative expenses	8.2	8.2	8.7
Research, development and engineering expenses	20.2	19.4	20.0

Total	$265.6	$253.0	$249.7